NET SALES (Tables)	12 Months Ended
Dec. 31, 2025
Net Sales
Schedule of net sales

	2025	2024	2023
Gross sales	131,352.7	134,130.9	120,117.7
Excise duty	(27,564.9)	(27,417.9)	(25,227.5)
Discounts	(15,545.3)	(17,260.3)	(15,153.3)
	88,242.5	89,452.7	79,736.9